COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended			0 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 07, 2013 Chief Financial Officer [Member]	May 07, 2013 Chief Financial Officer [Member] Installment One [Member]	May 07, 2013 Chief Financial Officer [Member] Installment Two [Member]	Aug. 11, 2003 Royalty Agreements [Member]	Sep. 30, 2014 Royalty Agreements [Member]	Dec. 31, 2013 Royalty Agreements [Member]	Dec. 31, 2012 Royalty Agreements [Member]	Aug. 31, 2006 License Agreement [Member]	Sep. 30, 2006 License Agreement [Member]	Sep. 30, 2014 License Agreement [Member]	Dec. 31, 2013 License Agreement [Member]	Dec. 31, 2012 License Agreement [Member]	Sep. 01, 2006 License Agreement [Member]	Dec. 31, 2013 Patent Infringements [Member]
Commitments and Contingencies Disclosure [Line Items]
Rent expenses	$ 315,000	$ 334,000
Equity investment by an existing investor						4,000,000
Future royalty payment percentage on gross gross revenue						3.00%
Royalty cost							68,000	26,000	3,000			57,000	21,000	2,600
Term of License Agreement										18 years	18 years
Royalty rate, lower limit											2.50%				2.50%
Royalty rate, upper limit											5.00%				5.00%
Litigation commencement date																June 30, 2018
Number of warrants to be issued																10,000,000
Option to purchase			1,000,000	500,000	500,000
Management services agreement, payment			$ 200,000
Price per stock option			$ 0.116